Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ (1,800)	$ (3,100)
Joint and several liability for outstanding SEC-registered debt securities issued by Credit Suisse (USA), Inc.	$ 742